Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated statements of comprehensive loss
Loss for the year	€ (263,345)	€ (189,295)	[1]	€ (146,253)	[1]
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	15,817	(9,451)		4,109
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial gains/(losses), net of tax	444	52		(1,251)
Total comprehensive loss for the year	(247,084)	(198,694)		(143,395)
Attributable to:
- Owners of the Company	(224,662)	(173,217)		(126,741)
- Non-controlling interests	€ (22,422)	€ (25,477)		€ (16,654)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).